Revenue - Summary of Revenue From Transfer of Goods And Services (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	$ 2,702,276	$ 8,054,528	$ 6,101,155	$ 3,893,739
At a point in time
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	403,680	2,999,533	2,549,308	1,046,619
Over time
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	2,298,596	5,054,995	3,551,847	2,847,120
At a point in time and Over time
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	2,702,276	8,054,528	6,101,155	3,893,739
Hardware sales
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	403,860	2,999,533	2,549,308	1,046,619
Consulting sales
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	2,298,596	5,054,995	3,551,847	2,847,120
Hardware and consulting Sales
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	2,702,456	8,054,528	6,101,155	3,893,739
Battery Technology | At a point in time
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	403,680	2,999,533	2,549,308	1,046,619
Battery Technology | Over time
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	2,298,596	5,054,995	3,551,847	2,847,120
Battery Technology | At a point in time and Over time
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	2,702,276	8,054,528	6,101,155	3,893,739
Battery Technology | Hardware sales
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	403,860	2,999,533	2,549,308	1,046,619
Battery Technology | Consulting sales
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	2,298,596	5,054,995	3,551,847	2,847,120
Battery Technology | Hardware and consulting Sales
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	$ 2,702,456	$ 8,054,528	$ 6,101,155	$ 3,893,739